Financial Instruments - Summary of Credit Ratings (Detail)	12 Months Ended
Dec. 31, 2019
Moodys [member]
Disclosure of credit risk exposure [Line Items]
Long-term debt	Baa2
Commercial paper	P-2
Trend/Outlook	Negative Outlook
Standard and poor [member]
Disclosure of credit risk exposure [Line Items]
Long-term debt	BBB
Commercial paper	A-2
Trend/Outlook	Stable
DBRS Limited [Member]
Disclosure of credit risk exposure [Line Items]
Long-term debt	BBB (high)
Commercial paper	R-2 (high)
Trend/Outlook	Stable
Fitch [member]
Disclosure of credit risk exposure [Line Items]
Long-term debt	BBB+
Commercial paper	F2
Trend/Outlook	Stable